Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of fair value of the identifiable assets acquired and liabilities	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:
July 31, 2022
Cash and cash equivalents acquired	$142,603
Accounts receivable, net	637,757
Advance to suppliers	2,414,374
Inventories	3,093,522
Prepayments and other current assets	2,125,284
Accounts payable	(1,108,979)
Advance from customers and other payables	(650,645)
Loan from third parties	(6,688,120)
Goodwill	775,681
Total consideration	$741,477
	For the Year Ended Of December 31, 2022	For the Year Ended Of December 31, 2021

Net sales	$260,213,334	$163,879,246
Gross Profit	$39,694,346	$53,727,099
Net Income	$19,301,401	$30,036,814